Fair Value Measurement of Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	$ 8,334
Funds receivable and customer accounts	9,260	8,094
Derivatives liabilities	105
Other Current Assets [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative Assets		55
Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	4,531	2,591
Long-Term Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	4,696	2,711
Fair Value Disclosure, additional details
Cost and equity method investments included in long-term investments	269	327
Corporate Debt Securities [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	3,529	1,153
Corporate Debt Securities [Member] | Long-Term Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	4,445	2,669
US Treasury and Government [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	43	20
US Treasury and Government [Member] | Long-Term Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	251	42
Equity Securities [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	893	638
Equity Securities [Member] | Long-Term Investment [Member]
Fair Value Disclosure, additional details
Cost and equity method investments included in long-term investments	269	327
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Cash and cash equivalents	4,494	6,817
Funds receivable and customer accounts	3,563
Total financial assets	17,328	12,174
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Other Current Assets [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative Assets	44	55
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	4,531	2,591
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Long-Term Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	4,696	2,711
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Other Current Liabilities [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivatives liabilities	151	86
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Restricted Cash [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	17	15
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Corporate Debt Securities [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	3,529	1,153
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Corporate Debt Securities [Member] | Long-Term Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	4,445	2,669
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | US Treasury and Government [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	43	20
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | US Treasury and Government [Member] | Long-Term Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	251	42
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Bank Time Deposits [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	49	765
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Equity Securities [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	893	638
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Cash and cash equivalents	4,159	5,685
Funds receivable and customer accounts	0
Total financial assets	5,069	6,338
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Current Assets [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative Assets	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	910	653
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Long-Term Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Current Liabilities [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivatives liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Restricted Cash [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	17	15
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member] | Long-Term Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury and Government [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury and Government [Member] | Long-Term Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Bank Time Deposits [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	893	638
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Cash and cash equivalents	335	1,132
Funds receivable and customer accounts	3,563
Total financial assets	12,259	5,836
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Current Assets [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative Assets	44	55
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	3,621	1,938
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Long-Term Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	4,696	2,711
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Current Liabilities [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivatives liabilities	151	86
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Restricted Cash [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	3,529	1,153
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member] | Long-Term Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	4,445	2,669
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury and Government [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	43	20
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury and Government [Member] | Long-Term Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	251	42
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Bank Time Deposits [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	49	765
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member] | Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Investments	$ 0	$ 0